Share Capital (Details) - ₪ / shares	Feb. 28, 2023	Dec. 31, 2022	Aug. 16, 2022	Mar. 06, 2022	Dec. 31, 2021	Mar. 02, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Par value per share	₪ 18	₪ 0.1	₪ 0.1	₪ 0.1	₪ 0.1	₪ 0.1	₪ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised		180,000,000			180,000,000
Par value per share		₪ 0.1			₪ 0.1